                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act File Number 811-5824

                               DOMINI SOCIAL TRUST
               (Exact Name of Registrant as Specified in Charter)

                536 Broadway, 7th Floor, New York, New York 10012
                    (Address of Principal Executive Offices)

                                  Amy L. Domini
                          Domini Social Investments LLC
                             536 Broadway, 7th Floor
                            New York, New York 10012
                     (Name and Address of Agent for Service)

        Registrant's Telephone Number, including Area Code: 212-217-1100

                        Date of Fiscal Year End: July 31

                    Date of Reporting Period: April 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

Domini Social Equity Trust (Equity Trust) is a series of Domini Social Trust.
The Equity Trust's Schedule of Investments is set forth below.

Domini European Social Equity Trust (European Trust) is a series of Domini
Social Trust. The European Trust's Schedule of Investments is set forth below.

Domini PacAsia Social Equity Trust (PacAsia Trust) is a series of Domini Social
Trust. The PacAsia Trust's Schedule of Investments is set forth below.

Domini EuroPacific Social Equity Trust (EuroPacific Trust) is a series of Domini
Social Trust. The EuroPacific Trust's Schedule of Investments is set forth below.

Domini Social Equity Trust
Domini European Social Equity Trust
Domini PacAsia Social Equity Trust
Domini EuroPacific Social Equity Trust

each a series of
Domini Social Trust

Quarterly Holdings Report
April 30, 2007 (Unaudited)

Domini Social Equity Trust

Portfolio of Investments

April 30, 2007 (Unaudited)

Security	Shares	Value
Common Stocks – 99.7%
Consumer Discretionary – 12.5%
American Eagle Outfitters	346,250	$10,203,988
Autozone Inc (a)	54,047	7,190,413
Best Buy Co Inc	858	40,026
Bright Horizons Family Solutions, Inc. (a)	443	17,109
CBS Corporation, Class B	989,200	31,426,883
Coach Inc (a)	176,500	8,618,495
Comcast Corporation, Class A (a)	6,750	179,955
Cooper Tire & Rubber	172,000	3,324,760
Family Dollar Stores Inc	123,071	3,918,581
Gap Inc	2,187	39,257
Home Depot Inc	90,644	3,432,688
Horton (D.R.), Inc.	1,975	43,806
Interface, Inc., Class A	1,268	21,366
Johnson Controls, Inc	818	83,706
Kohl’s Corporation (a)	385,100	28,512,803
Limited Brands	868	23,931
Lowe’s Companies, Inc.	2,686	82,084
Mattel Inc.	343,600	9,723,880
McDonald’s Corporation	218,474	10,547,925
McGraw-Hill Companies	1,512	99,081
Meredith Corporation	623	36,084
NIKE, Inc., Class B	2,388	128,618
Nordstrom, Inc	340,803	18,716,901
Penney (J.C.) Company, Inc.	111,417	8,811,971
Pulte Homes, Inc.	1,594	42,879
Radio One, Inc. (a)	2,279	16,135
Scholastic Corporation (a)	722	22,288
Staples, Inc.	1,858	46,078
Starbucks Corporation (a)	2,378	73,766
Target Corporation	1,736	103,066
The Walt Disney Company	5,337	186,688
Time Warner, Inc.	171,076	3,529,298
Washington Post Company, Class B	95	70,680
Wendy’s International, Inc.	1,823	68,727
Whirlpool Corporation	222,063	23,545,339
		172,929,255
Consumer Staples – 7.6%
Avon Products, Inc.	1,706	$67,899
Campbell Soup Company	85,795	3,354,585
Church & Dwight Co., Inc.	585	29,677
Coca Cola Company	327,684	17,101,828
Colgate-Palmolive Company	1,796	121,661
CVS/Caremark Corporation	1,905	69,037
Estee Lauder Companies, Inc. Class A .	545,649	28,057,271
General Mills Inc	345,600	20,701,439
Green Mountain Coffee Inc. (a)	322	19,681
Hershey Foods Corporation	1,736	95,411
Smucker (J.M.) Company	1,241	69,273
Kimberly-Clark Corporation	1,456	103,624
Kroger Company	697,377	20,579,594
PepsiCo, Inc.	4,153	274,472
Procter & Gamble Company	233,101	14,990,725
SunOpta Inc. (a)	2,500	32,350
United Natural Foods, Inc. (a)	732	22,831
Walgreen Company	1,964	86,220
Wild Oats Markets, Inc. (a)	1,259	22,700
		105,800,278
Energy – 6.3%
Anadarko Petroleum Corporation	4,618	215,476
Apache Corporation	51,762	3,752,745
Devon Energy Corporation	3,970	289,294
ENSCO International, Inc	131,300	7,402,694
EOG Resources, Inc.	3,008	220,908
Metretek Technologies, Inc. (a)	1,700	20,995
Noble Energy, Inc.	47,100	3,966,291
Tidewater, Inc.	316,600	20,012,286
Unit Corporation (a)	494,200	28,243,530
XTO Energy Inc	427,716	23,212,147
		87,336,366

Domini Social Equity Trust / Portfolio of Investments (Continued)

April 30, 2007 (Unaudited)

Security	Shares	Value
Financials – 25.7%
Allstate Corporation	173,400	$10,806,288
American Express Company	3,876	235,157
Assurant, Inc.	218,600	12,576,058
Bank Of America Corporation	925,600	47,113,040
Chubb Corporation	191,666	10,317,381
Citigroup Inc	1,052,900	56,456,497
Fannie Mae	336,116	19,803,955
FirstFed Financial Corp. (a)	142,600	8,767,048
Freddie Mac	2,222	143,941
Goldman Sachs Group, Inc.	180,300	39,415,383
Hartford Financial Services Group	104,738	10,599,486
Heartland Financial USA, Inc.	498	12,754
JP Morgan Chase & Co.	906,630	47,235,423
KeyCorp.	89,592	3,196,643
Lehman Brothers Holdings Inc.	2,000	150,560
Medallion Financial Corp.	1,275	15,185
Nationwide Financial Services, Inc., Class A	441,000	25,194,330
PMI Group, Inc. (The)	136,200	6,601,614
Popular Inc.	4,111	69,106
Prudential Financial, Inc.	118,900	11,295,500
SunTrust Banks, Inc.	241,826	20,414,951
Travelers Cos Inc. (The)	482,652	26,111,473
U.S. Bancorp	5,163	177,349
Wachovia Corporation	4,083	226,770
Washington Mutual, Inc.	4,331	181,815
Wells Fargo & Company	6,826	244,985
		357,362,692
Health Care – 11.9%
Amgen, Inc (a)	150,766	9,670,131
Baxter International, Inc.	532,022	30,128,406
Becton Dickinson & Company	2,202	173,275
Conceptus, Inc. (a)	1,100	22,748
Express Scripts Inc. – Class A (a)	62,600	5,981,430
Forest Laboratories, Inc. (a)	396,386	21,091,699
Genentech, Inc. (a)	1,600	127,984
Gilead Sciences, Inc. (a)	77,605	6,341,881
Invacare Corporation	1,260	23,486
Johnson & Johnson	563,424	36,183,089
Health Care – 11.9% (Continued)
Medtronic, Inc.	3,455	$182,873
Merck & Co., Inc.	823,602	42,366,087
Zimmer Holdings, Inc. (a)	146,743	13,277,307
		165,570,396
Industrials – 7.7%
3M Company	2,664	220,499
AMR Corporation (a)	121,500	3,169,935
Baldor Electric Company	1,190	46,874
Brady Corporation, Class A	654	21,490
Cooper Industries LTD, Class A	2,386	118,727
Cummins, Inc.	399,832	36,848,517
Deluxe Corporation	150,800	5,707,780
Emerson Electric Company	4,408	207,132
Evergreen Solar, Inc. (a)	1,700	16,610
FedEx Corporation	628	66,216
Fuel Tech, Inc. (a)	700	17,599
FuelCell Energy, Inc. (a)	2,600	18,304
Granite Construction Inc.	737	44,397
Herman Miller, Inc.	896	30,831
Illinois Tool Works	2,800	143,668
Jetblue Airways Corporation (a)	2,293	22,724
Kadant Inc. (a)	627	17,211
Monster Worldwide (a)	835	35,112
Navistar International Corporation (a)	263,000	14,604,390
PACCAR Inc	128,700	10,808,226
Pitney Bowes, Inc.	1,457	69,936
RR Donnelley & Sons Company	2,118	85,144
Ryder System, Inc.	391,284	20,597,190
Southwest Airlines	3,478	49,909
Tennant Company	1,296	41,498
Trex Company, Inc. (a)	888	18,106
United Parcel Service, Inc., Class B	1,873	131,915
YRC Worldwide Inc (a)	344,779	13,718,756
		106,878,696
Information Technology – 17.0%
Alliance Data Systems Corporation (a)	89,100	5,672,106
Apple Computer, Inc. (a)	1,312	130,938
Applied Materials, Inc.	740,100	14,224,722
Cisco Systems, Inc. (a)	346,016	9,252,468
Convergys Corporation (a)	218,300	5,514,258

Domini Social Equity Trust / Portfolio of Investments (Continued)

April 30, 2007 (Unaudited)

Security	Shares	Value
Information Technology – 17.0% (Continued)
Dell Inc (a)	4,184	$105,479
eBay Inc (a)	2,176	73,853
Google Inc., Class A (a)	300	141,414
Hewlett-Packard Company	958,647	40,397,385
Intel Corporation	10,039	215,839
International Business Machines Corporation	482,800	49,346,987
Itron, Inc (a)	445	29,966
Jabil Circuit, Inc.	1,500	34,950
Juniper Networks, Inc. (a)	1,900	42,484
LAM Research Corporation (a)	338,900	18,226,042
Lexmark International, Inc. (a)	353,850	19,284,825
MEMC Electronic Materials, Inc. (a)	93,000	5,103,840
Microsoft Corporation	1,176,652	35,228,961
Motorola, Inc.	5,000	86,650
Power Integrations, Inc. (a)	600	15,510
Qualcomm, Inc.	3,434	150,409
SunPower Corporation – Class A (a)	400	24,272
Symantec Corporation (a)	1,276,846	22,472,490
Texas Instruments, Inc.	3,628	124,694
Western Digital Corporation (a)	526,800	9,313,824
Xerox Corporation (a)	3,698	68,413
		235,282,779
Materials – 0.9%
Airgas, Inc.	1,159	51,633
Ecolab, Inc.	1,757	75,533
International Paper Company	3,000	113,160
MeadWestvaco Corp	2,666	88,938
Nucor Corporation	189,116	12,001,301
Rock-Tenn Company, Class A	592	22,651
Rohm and Haas Company	1,510	77,267
Schnitzer Steel Industries Inc., Class A	1,269	65,874
Materials – 0.9% (Continued)
Sonoco Products Company	1,260	$53,726
		12,550,083
Telecommunication Services – 6.1%
Alltel Corporation	74,900	4,695,481
AT&T Inc.	552,004	21,373,595
CenturyTel, Inc.	451,900	20,809,995
Sprint Nextel Corporation	5,159	103,335
Telephone & Data System	102,600	5,843,070
Verizon Communications	847,238	32,347,547
		85,173,023
Utilities – 4.0%
Centerpoint Energy, Inc.	257,600	4,850,608
Energen Corporation	363,147	20,354,389
ONEOK, Inc.	294,500	14,256,745
UGI Corporation	563,800	15,989,368
WGL Holdings	8,577	290,246
		55,741,356
Total Common Stocks
(Cost $1,189,330,774)		1,384,624,924
Cash Equivalents – 0.2%
Investors Bank & Trust, dated 4/30/07, 3.51% due 5/1/07, maturity amount $3,138,753 (collaterized by: U.S. Government Agency Mortgage Securities, Fannie Mae, 730840, 5.618%, 8/01/2033, market value $3,201,216)	3,138,447	3,138,447
Total Cash Equivalents
(Cost $3,138,447)		3,138,447
Total Investments — 99.9%
(Cost$1,192,469,221)(b)		1,387,763,371
Other Assets, less liabilities — 0.1%		1,265,420
Net Assets — 100.0%		$1,389,028,791

(a)

Non-income producing security.

(b)

The aggregate cost for federal income tax purposes is $1,306,379,197. The aggregate gross unrealized appreciation is $93,698,078, and the aggregate gross unrealized depreciation is $12,313,904, resulting in net unrealized appreciation of $81,384,174.

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Domini European Social Equity Trust

Portfolio of Investments

April 30, 2007 (Unaudited)

Country/Security	Industry	Shares	Value
Common Stocks – 97.8%
Austria – 3.1%
Immoeast AG (a)	Real Estate	35,985	$508,955
Immofinanz AG (a)	Real Estate	107,410	1,746,014
OMV AG (a)	Energy	2,399	151,856
Voestalpine AG (a)	Materials	26,200	1,760,057
			4,166,882
Belgium – 4.6%
Belgacom SA	Telecommunication Services	48,604	2,136,385
Fortis	Diversified Financials	56,680	2,547,317
Omega Pharma SA (a)	Health Care Equipment & Services	19,098	1,544,826
			6,228,528
Denmark – 1.2%
Dampskibsselskabet Torm AS	Energy	14,326	1,004,268
Danske Bank A/S	Banks	7,856	366,868
H. Lundbeck A/S	Pharma, Biotech & Life Sciences	5,300	127,563
Sydbank A/S	Banks	2,200	123,272
			1,621,971
Finland – 2.8%
Kesko OYJ-B Shares	Food & Staples Retailing	27,708	1,922,471
Outokumpu OYJ	Materials	13,480	447,946
Rautaruukki OYJ	Materials	26,846	1,447,690
			3,818,107
France – 17.5%
AGF-Assur Gen De France (a)	Insurance	11,418	1,981,240
Air France-KLM (a)	Transportation	17,310	882,877
BNP Paribas (a)	Banks	23,573	2,734,920
Credit Agricole SA	Banks	18,360	773,184
France Telecom SA	Telecommunication Services	23,342	682,623
Lafarge SA (a)	Materials	10,873	1,765,333
Michelin (CDGE)-B (a)	Automobiles & Components	5,884	749,731
Sanofi-Aventis (a)	Pharma, Biotech & Life Sciences	44,329	4,054,222
Societe Generale (a)	Banks	13,880	2,941,722
Ste Des Ciments Francais-A (a)	Materials	3,576	810,789
Valeo SA (a)	Automobiles & Components	13,920	799,833
Vinci S.A.	Capital Goods	11,533	1,855,258
Vivendi SA	Media	85,013	3,506,988
			23,538,720
Germany – 12.6%
Allianz SE-Reg	Insurance	13,278	3,020,796
Altana AG	Pharma, Biotech & Life Sciences	22,509	1,673,731
Celesio AG	Health Care Equipment & Services	28,907	2,064,295
Deutsche Lufthansa – Reg	Transportation	47,766	1,427,859
Deutsche Telekom AG – Reg	Telecommunication Services	72,037	1,311,857
Epcos AG	Technology Hardware & Equipment	63,738	1,362,879
Fresenius AG	Health Care Equipment & Services	28,437	2,341,774
Muenchener Rueckver AG – Reg	Insurance	17,158	3,048,075
Prosieben Sat.1 Media AG	Media	17,237	626,031
			16,877,297

Domini European Social Equity Trust / Portfolio of Investments (Continued)

April 30, 2007 (Unaudited)

Country/Security	Industry	Shares	Value
Ireland – 2.1%
Bank Of Ireland	Banks	55,046	$1,181,506
Fyffes PLC	Food & Staples Retailing	1,175,650	1,619,834
			2,801,340
Italy – 4.1%
Banca Popolare Emilia Romagna (a)	Banks	20,412	575,918
Fiat SPA (a)	Automobiles & Components	101,015	2,967,825
Pirelli & Co.	Capital Goods	1,585,002	1,977,308
			5,521,051
Netherlands – 7.1%
Aegon NV	Insurance	43,095	889,512
Arcelor Mittal	Materials	7,925	423,631
Fugro NV-CVA	Energy	16,079	871,681
Ing Groep NV-CVA	Diversified Financials	68,544	3,122,332
Koninkijke KPN NV	Telecommunication Services	87,899	1,492,485
OCE NV	Technology Hardware & Equipment	65,016	1,224,182
SNS Reaal	Insurance	44,082	1,105,297
TNT NV	Transportation	8,796	395,591
			9,524,711
Norway – 4.2%
Norsk Hydro ASA (a)	Energy	26,828	925,081
Orkla ASA (a)	Capital Goods	9,200	146,719
Petroleum Geo-Services (a)	Energy	10,267	280,941
Statoil ASA (a)	Energy	118,967	3,330,786
Tandberg ASA	Technology Hardware & Equipment	25,104	530,700
Telenor ASA (a)	Telecommunication Services	23,978	446,404
			5,660,631
Poland – 0.1%
PROKOM Software SA	Software & Services	2,768	162,389
			162,389
Portugal – 0.2%
Banco Espirito Santo - Reg	Banks	10,373	208,098
			208,098
Spain – 2.1%
Acerinox SA	Materials	43,200	1,020,003
Banco Bilbao Vizcaya Argenta	Banks	48,250	1,153,766
Corporacion Financiera Alba	Diversified Financials	4,480	344,256
Telefonica SA	Telecommunication Services	10,472	235,234
			2,753,259
Sweden – 5.1%
Axfood AB	Food & Staples Retailing	14,820	598,761
Electrolux AB-Ser B	Consumer Durables & Apparel	27,600	716,605
Eniro AB	Media	27,200	362,143
Husqvarna AB-B Shares	Consumer Durables & Apparel	30,000	547,927
Industrivarden AB-C Shares (a)	Diversified Financials	34,800	748,098
Investor AB-B Shares	Diversified Financials	20,200	539,599
Nordea Bank AB	Banks	61,223	1,057,343
SSAB Svenskt Stal AB – Ser A	Materials	7,050	248,431

Domini European Social Equity Trust / Portfolio of Investments (Continued)

April 30, 2007 (Unaudited)

Country/Security	Industry	Shares	Value
Sweden (continued)
Svenska Cellulosa AB-B Shares	Materials	2,100	$107,871
Swedbank AB-A Shares	Banks	49,700	1,913,418
			6,840,196
Switzerland – 4.9%
Geberit AG – Reg	Capital Goods	931	1,654,821
Novartis AG – Reg Shares	Pharma, Biotech & Life Sciences	26,924	1,565,530
Rieter Holding AG (a)	Automobiles & Components	2,444	1,352,157
Roche Holding AG	Pharma, Biotech & Life Sciences	4,250	801,002
Swiss Re – Reg	Insurance	12,542	1,179,973
			6,553,483
Turkey – 0.4%
Turk Sise ve Cam Fabrikalari AS	Consumer Durables & Apparel	64,938	246,119
Turkcell Iletisim Hizmetleri AS	Telecommunication Services	61,876	339,681
			585,800
United Kingdom – 25.7%
3i Group PLC	Diversified Financials	86,656	1,990,763
Arriva PLC	Transportation	47,675	716,733
Aviva PLC	Insurance	63,993	1,004,061
Barclays PLC	Banks	177,780	2,566,777
Barratt Developments PLC	Consumer Durables & Apparel	56,469	1,215,771
Bellway PLC	Consumer Durables & Apparel	11,578	348,671
BG Group PLC	Energy	38,952	561,345
BT Group PLC	Telecommunication Services	263,647	1,658,573
Firstgroup PLC	Transportation	169,611	2,227,211
George Wimpey PLC	Consumer Durables & Apparel	214,427	2,484,261
GlaxoSmithKline PLC	Pharma, Biotech & Life Sciences	95,715	2,760,967
HBOS PLC	Banks	59,370	1,274,166
HSBC Holdings PLC	Banks	24,043	443,656
iSoft Group PLC	Health Care Equipment & Services	218,496	181,379
Man Group PLC	Diversified Financials	147,075	1,646,929
National Grid PLC	Utilities	191,882	3,013,051
Next PLC	Retailing	48,876	2,279,948
Northern Rock PLC	Banks	8,586	183,615
Royal Bank Of Scotland Group	Banks	86,303	3,304,716
Severn Trent PLC	Utilities	54,040	1,598,496
Standard Life PLC	Insurance	151,181	976,659
Taylor Woodrow PLC	Consumer Durables & Apparel	15,247	146,917
Travis Perkins PLC	Capital Goods	11,226	447,514
Whitbread PLC	Consumer Services	7,826	293,897
William Morrison Supermarkets PLC	Food & Staples Retailing	193,990	1,183,358
			34,509,434
Total Common Stocks (Cost $108,134,029)			$131,371,897

Domini European Social Equity Trust / Portfolio of Investments (Continued)

April 30, 2007 (Unaudited)

Country/Security	Shares	Value
Cash Equivalents – 1.6%
Investors Bank & Trust, dated 4/30/07, 3.51% due 5/1/07, maturity amount $2,161,115 (collaterized by: U.S. Government Agency Mortgage Securities, Fannie Mae, 650957, 6.497%, 10/01/2031, market value $2,204,122)	2,160,904	$2,160,904
Total Cash Equivalents (Cost $2,160,904)		2,160,904
Total Investments — 99.4% (Cost $110,294,933) (b)		133,532,801
Other Assets, less liabilities — 0.6%		800,419
Net Assets — 100.0%		$134,333,220

(a)

Non-income producing security.

(b)

The aggregate cost for federal income tax purposes is $110,314,616. The aggregate gross unrealized appreciation is $23,816,585, and the aggregate gross unrealized depreciation is $598,400, resulting in net unrealized appreciation of $23,218,185.

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Domini PacAsia Social Equity Trust

Portfolio of Investments

April 30, 2007 (unaudited)

Country/Security	Industry	Shares	Value
Common Stocks – 96.6%
Australia – 11.2%
Australia and New Zealand Banking Group Lt	Banks	9,097	$230,346
CFS Retail Property Trust	Real Estate	16,200	31,047
Commonwealth Bank Of Australia	Banks	3,468	151,554
Commonwealth Property Office Fund	Real Estate	32,176	38,470
DB RREEF Trust	Real Estate	80,000	119,342
GPT Group	Real Estate	8,767	35,985
Insurance Australia Group Lt	Insurance	23,701	117,413
Investa Property Group	Real Estate	19,609	43,388
Macquarie Infrastructure Grp	Transportation	85,620	268,907
QBE Insurance Group Ltd	Insurance	18,389	467,341
Telstra Corp Ltd	Telecommunication Services	19,793	76,630
Westfield Group	Real Estate	21,175	367,426
Westpac Banking Corporation	Banks	1,599	35,777
Zinifex Ltd	Materials	36,267	496,404
			2,480,030
China – 1.8%
Chaoda Modern Agriculture	Food Beverage & Tobacco	242,903	200,671
China Mengniu Dairy Co	Food Beverage & Tobacco	13,000	39,421
Guangzhou R&F Properties Company Ltd	Real Estate	17,502	41,925
TPV Technology Ltd	Technology Hardware & Equipment	164,223	110,232
			392,249
Hong Kong – 8.6%
Bank of East Asia Hong Kong	Banks	5,000	30,693
Cathay Pacific Airways Ltd	Transportation	31,002	80,179
Chinese Estates Holdings Ltd	Real Estate	80,239	110,914
First Pacific Co	Diversified Financials	58,389	37,629
Great Eagle Holdings Ltd	Real Estate	30,620	112,132
Hang Lung Group Ltd	Real Estate	26,665	102,176
Hang Lung Properties Ltd	Real Estate	8,665	25,672
Henderson Land Development	Real Estate	20,142	120,381
Hopewell Holdings Ltd	Transportation	16,000	70,413
Jardine Matheson Hldgs Ltd	Diversified Financials	5,993	140,236
Jardine Strategic Hldgs Ltd	Diversified Financials	9,859	133,097
Kingboard Chemicals Holdings	Technology Hardware & Equipment	36,728	171,153
Orient Overseas Intl Ltd	Transportation	16,166	136,720
Sun Hung Kai Properties	Real Estate	1,833	21,419
Swire Pacific Ltd ‘A’	Real Estate	18,164	207,445
Techtronic Industries Co	Consumer Durables & Apparel	18,014	23,912
Wharf Holdings Ltd	Real Estate	66,675	245,463
Wheelock & Co Ltd	Real Estate	52,418	120,926
			1,890,560
India – 1.0%
Bharti Airtel Limited (a)	Telecommunication Services	3,330	65,213
Hindalco Industries – 144a GDR	Materials	43,855	155,501
			220,714

Domini PacAsia Social Equity Trust / Portfolio of Investments (Continued)

April 30, 2007 (unaudited)

Country/Security	Industry	Shares	Value
Indonesia – 0.3%
Telekomunikasi TBK Pt	Telecommunication Services	59,466	$68,025
			68,025
Japan – 54.0%
Alps Electric Co Ltd	Technology Hardware & Equipment	25,351	261,885
Amada Co Ltd	Capital Goods	25,220	281,569
Asahi Kasei Corporation	Materials	14,640	103,507
Astellas Pharma Inc	Pharma, Biotech & Life Sciences	1,684	73,654
Brother Industries Ltd	Technology Hardware & Equipment	12,000	163,040
Central Japan Railway Co	Transportation	18	198,165
Dai Nippon Printing Co Ltd	Commercial Services & Supplies	25,399	404,791
Daiichi Sanyko Co Ltd	Pharma, Biotech & Life Sciences	12,439	371,041
Daito Trust Construct Co Ltd	Consumer Durables & Apparel	1,284	58,972
Denso Corporation	Automobiles & Components	10,702	378,324
DENTSU Inc	Media	54	153,743
East Japan Railway Co	Transportation	18	145,937
Eisai Co Ltd	Pharma, Biotech & Life Sciences	551	26,165
Familymart Co Ltd	Food & Staples Retailing	7,700	194,994
Fuji Film Holdings Corp	Consumer Durables & Apparel	13,857	570,707
Fujikura Ltd	Capital Goods	23,578	151,315
Honda Motor Co Ltd	Automobiles & Components	23,503	807,102
Joyo Bank Ltd	Banks	23,491	143,996
Kamigumi Co Ltd	Transportation	3,677	32,219
Kawasaki Kisen Kaisha Ltd	Transportation	45,206	490,892
Konica Minolta Holdings Inc	Technology Hardware & Equipment	16,236	222,118
Kyocera Corporation	Technology Hardware & Equipment	2,127	206,687
Mediceo Paltac Holding Co	Health Care Equipment & Services	20,040	365,367
Mitsui Chemicals Inc	Materials	54,880	455,358
Mitsui Trust Holding Inc	Banks	36,163	326,658
Nippon Paper Group Inc	Materials	70	236,845
Nippon Telegraph & Telephone	Telecommunication Services	85	421,957
Nippon Yusen Kabushiki Kaish	Transportation	29,644	254,898
Nisshin Seifun Group Inc	Food Beverage & Tobacco	13,542	146,157
Nisshinbo Industries Inc	Consumer Durables & Apparel	3,365	43,617
Nomura Holdings Inc	Diversified Financials	12,800	244,582
NTT Docomo Inc	Telecommunication Services	70	119,124
Pioneer Corporation	Consumer Durables & Apparel	3,320	42,330
Resona Holdings Inc	Banks	185	417,436
Ricoh Company Limited	Technology Hardware & Equipment	12,503	274,373
Santen Pharmaceutical Co Ltd	Pharma, Biotech & Life Sciences	3,289	90,003
SBI Holdings Inc	Diversified Financials	803	256,898
Seiko Epson Corp	Technology Hardware & Equipment	9,010	272,851
Seino Holdings Co Ltd	Transportation	15,800	147,974
Sekisui House Limited	Consumer Durables & Apparel	33,188	489,723
Sharp Corp	Consumer Durables & Apparel	2,800	51,375
Sony Corporation	Consumer Durables & Apparel	7,878	418,860
Sumitomo Trust & Bkg	Banks	18,874	184,290
TDK Corp	Technology Hardware & Equipment	800	68,981
Tokyo Electron Limited	Semiconductors & Semiconductor Equipment	400	27,736
Tokyo Steel Mfg Co Ltd	Materials	20,176	292,744
Toppan Printing Company Ltd	Commercial Services & Supplies	41,406	419,936
Toyo Seikan Kaisha Limited	Materials	21,587	429,509
			11,940,405

Domini PacAsia Social Equity Trust / Portfolio of Investments (Continued)

April 30, 2007 (unaudited)

Country/Security	Industry	Shares	Value
Malaysia – 2.2%
AMMB Holdings BHD	Diversified Financials	38,400	$44,677
Bumiputra-Commerce Hldgs BHD	Banks	20,000	62,713
Golden Hope Plantations Bhd	Food Beverage & Tobacco	37,500	86,972
Kuala Lumpur Kepong BHD	Food Beverage & Tobacco	8,452	32,057
Public Bank BHD – Foreign Market	Banks	13,400	39,062
RHB Capital Berhad	Banks	23,018	31,599
Tenaga Nasional BHD	Utilities	31,756	105,323
YTL Corporation Berhad	Utilities	36,140	76,733
			479,136
New Zealand – 1.5%
Kiwi Income Property Trust	Real Estate	63,318	76,122
Telecom Corp Of New Zealand	Telecommunication Services	36,976	132,209
Vector Ltd	Utilities	59,564	126,298
			334,629
Philippines – 0.2%
Globe Telecom Inc	Telecommunication Services	1,827	46,970
			46,970
Singapore – 1.5%
DBS Group Holdings Ltd.	Banks	6,106	84,692
Jardine Cycle & Carriage Ltd	Retailing	6,884	59,704
Singapore Telecommunications	Telecommunication Services	34,500	74,892
United Overseas Bank	Banks	7,899	110,391
			329,679
South Korea – 7.9%
Daegu Bank	Banks	2,100	34,521
GS Engineering & Construction	Capital Goods	285	28,271
GS Holdings Corp	Energy	5,069	229,810
Hynix Semiconductor Inc (a)	Semiconductors & Semiconductor Equipment	1,860	63,414
Industrial Bank Of Korea	Banks	8,995	180,084
Kookmin Bank	Banks	1,284	114,955
Korea Investment Holdings Co	Diversified Financials	1,209	71,272
Korea Zinc Co Ltd	Materials	1,072	162,461
KT Corp	Telecommunication Services	6,803	305,486
LG Corp	Capital Goods	5,692	207,887
LG Electronics Inc	Consumer Durables & Apparel	673	44,905
LG Telecom Ltd (a)	Telecommunication Services	2,988	31,157
Pacific Corp	Household & Personal Products	548	102,782
Pusan Bank	Banks	4,620	67,731
Shinhan Financial Group Ltd	Banks	1,933	108,867
			1,753,603
Taiwan – 5.4%
China Steel Corp	Materials	168,273	190,347
Chunghwa Telecom Co Ltd	Telecommunication Services	81,476	154,788
Compal Electronics	Technology Hardware & Equipment	94,000	85,341
Far Eastern Textile	Capital Goods	33,000	30,009

Domini PacAsia Social Equity Trust / Portfolio of Investments (Continued)

April 30, 2007 (unaudited)

Country/Security	Industry	Shares	Value
Taiwan (continued)
Powerchip Semiconductor Corp	Semiconductors & Semiconductor Equipment	500,536	$302,497
Pro Mos Technologies Inc	Semiconductors & Semiconductor Equipment	715,394	280,506
Quanta Computer Inc	Technology Hardware & Equipment	25,616	36,714
Siliconware Precision Inds	Semiconductors & Semiconductor Equipment	18,656	35,107
Taiwan Cooperative Bank	Banks	78,569	53,904
Taiwan Mobile Co., Ltd.	Telecommunication Services	28,000	29,011
			1,198,224
Thailand – 1.0%
Bangkok Bank Pub Co – For Reg	Banks	52,318	168,404
Siam Cement Pub Co – For Reg	Materials	6,400	43,547
			211,951
Total Common Stocks
(Cost $20,988,486)			21,346,175
Cash Equivalents – 4.2%
Investors Bank & Trust, dated 4/30/07, 3.51% due 5/1/07, maturity amount $930,933 (collaterized by: U.S. Government Agency Mortgage Securities, Fannie Mae, 618128, 5.642%, 8/01/2033, market value $949,459)		930,842	930,842
Total Cash Equivalents
(Cost $930,842)			930,842
Total Investments — 100.8%
(Cost$21,919,328)(b)			22,277,017
Other Liabilities, less assets — (0.8%)			(170,441)
Net Assets — 100.0%			$22,106,576

(a)

Non-income producing security.

(b)

The aggregate cost for federal income taxes is $21,927,341. The aggregate gross unrealized appreciation is $951,645 and the aggregate gross unrealized depreciation is $601,969, resulting in net unrealized appreciation of $349,676.

144A — Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.

GDR — Global Depository Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Domini EuroPacific Social Equity Trust

Portfolio of Investments

April 30, 2007 (unaudited)

Country / Security	Industry	Shares	Value
Common Stocks – 98.6%
Australia – 4.0%
CFS Retail Property Trust	Real Estate	3,510	$6,727
DB RREEF Trust	Real Estate	40,898	61,011
Insurance Australia Group Lt	Insurance	4,823	23,893
Investa Property Group	Real Estate	1,837	4,065
Macquarie Infrastructure Grp	Transportation	17,995	56,517
QBE Insurance Group Ltd	Insurance	1,331	33,826
Westfield Group	Real Estate	2,369	41,107
Zinifex Ltd	Materials	8,461	115,809
			342,955
Austria – 1.6%
Immoeast AG (a)	Real Estate	2,560	36,207
Immofinanz AG (a)	Real Estate	6,064	98,574
			134,781
Belgium – 2.0%
Belgacom SA	Telecommunication Services	2,486	109,272
Fortis (a)	Diversified Financials	462	20,764
Omega Pharma SA (a)	Health Care Equipment & Services	529	42,790
			172,826
China – 0.6%
Chaoda Modern Agriculture	Food Beverage & Tobacco	37,826	31,249
TPV Technology Ltd	Technology Hardware & Equipment	21,775	14,617
			45,866
Denmark – 0.7%
H. Lundbeck A/S	Pharma, Biotech & Life Sciences	1,045	25,152
Sydbank A/S	Banks	628	35,188
			60,340
Finland – 2.5%
Elisa OYJ-A Shares	Telecommunication Services	409	11,903
Kesko OYJ-B Shares	Food & Staples Retailing	230	15,958
Metso OYJ	Capital Goods	264	14,440
Orion OYJ-Class B	Pharma, Biotech & Life Sciences	1,532	36,397
Outokumpu OYJ	Materials	968	32,167
Sampo Insurance Co-A Shares	Insurance	3,186	99,265
			210,130
France – 9.9%
Air France-KLM (a)	Transportation	991	50,582
BNP Paribas (a)	Banks	895	103,837
France Telecom SA (a)	Telecommunication Services	5,118	149,672
Lafarge SA (a)	Materials	235	38,154
Michelin (CDGE)-Cl B (a)	Automobiles & Components	308	39,245
Sanofi-Aventis (a)	Pharma, Biotech & Life Sciences	1,583	144,914
Societe Generale (a)	Banks	613	129,919
Unibail	Real Estate	46	12,752
Valeo SA (a)	Automobiles & Components	550	31,603

Domini EuroPacific Social Equity Trust / Portfolio of Investments (Continued)

April 30, 2007 (unaudited)

Country / Security	Industry	Shares	Value
France (continued)
Vallourec	Capital Goods	180	$49,026
Vivendi SA	Media	2,282	94,138
			843,842
Germany – 8.5%
Allianz SE – Reg	Insurance	768	174,722
Altana AG	Pharma, Biotech & Life Sciences	1,838	136,671
Celesio AG	Health Care Equipment & Services	1,182	84,409
Deutsche Lufthansa – Reg	Transportation	1,663	49,712
Deutsche Telekom AG – Reg	Telecommunication Services	934	17,009
Epcos AG	Technology Hardware & Equipment	815	17,427
Fresenius AG (a)	Health Care Equipment & Services	911	75,020
Merck KGAA	Pharma, Biotech & Life Sciences	255	33,804
Muenchener Rueckver AG – Reg	Insurance	725	128,794
			717,568
Hong Kong – 2.9%
Cathay Pacific Airways Ltd	Transportation	3,944	10,200
Chinese Estates Hl	Real Estate	8,269	11,430
Great Eagle Holdings Ltd	Real Estate	2,809	10,287
Hang Lung Group Ltd	Real Estate	4,627	17,730
Henderson Land Development	Real Estate	1,723	10,298
Jardine Matheson Hldgs Ltd	Diversified Financials	400	9,360
Jardine Strategic Hldgs Ltd	Diversified Financials	2,000	27,000
Kingboard Chemicals Holdings	Technology Hardware & Equipment	5,169	24,088
Orient Overseas Intl Ltd	Transportation	5,207	44,036
Swire Pacific Ltd ‘A’	Real Estate	2,334	26,656
Wharf Holdings Ltd	Real Estate	8,970	33,023
Wheelock & Co Ltd	Real Estate	10,604	24,463
			248,571
Hungary – 0.3%
MOL Hungarian Oil & Gax Nyrt	Energy	137	16,693
OTP Bank Nyrt (a)	Banks	195	9,912
			26,605
Ireland – 1.0%
Bank Of Ireland	Banks	1,138	24,426
Fyffes PLC	Food & Staples Retailing	40,753	56,150
			80,576
Italy – 4.2%
Fiat SPA (a)	Automobiles & Components	4,754	139,673
IFIL-Investments SPA (a)	Diversified Financials	8,449	92,549
UniCredito Italiano SPA	Banks	12,264	126,006
			358,228
Japan – 21.3%
Alps Electric Co Ltd	Technology Hardware & Equipment	3,718	38,408
Amada Co Ltd	Capital Goods	3,386	37,803
Brother Industries Ltd	Technology Hardware & Equipment	684	9,293
Central Japan Railway Co	Transportation	3	33,027
Dai Nippon Printing Co Ltd	Commercial Services & Supplies	6,828	108,820
Daiichi Sanyko Co Ltd	Pharma, Biotech & Life Sciences	1,100	32,812
Denso Corporation	Automobiles & Components	3,147	111,249
Familymart Co Ltd	Food & Staples Retailing	1,200	30,389

Domini EuroPacific Social Equity Trust / Portfolio of Investments (Continued)

April 30, 2007 (unaudited)

Country / Security	Industry	Shares	Value
Japan (continued)
Fuji Film Holdings Corp	Consumer Durables & Apparel	2,481	$102,181
Fujikura Ltd	Capital Goods	5,629	36,125
Honda Motor Co Ltd	Automobiles & Components	3,928	134,889
Joyo Bank Ltd/The	Banks	1,781	10,917
Kawasaki Kisen Kaisha Ltd	Transportation	5,454	59,225
Konica Minolta Holdings Inc	Technology Hardware & Equipment	3,087	42,232
Kyocera Corporation	Technology Hardware & Equipment	108	10,495
Mediceo Paltac Holding Co	Health Care Equipment & Services	3,885	70,831
Mitsui Chemicals Inc	Materials	8,546	70,909
Mitsui Trust Holding Inc	Banks	6,479	58,524
Nippon Paper Group Inc	Materials	10	33,835
Nippon Telegraph & Telephone	Telecommunication Services	23	114,177
Nisshin Seifun Group Inc	Food Beverage & Tobacco	5,642	60,893
Resona Holdings Inc	Banks	40	90,257
Ricoh Company Limited	Technology Hardware & Equipment	2,388	52,404
Santen Pharmaceutical Co Ltd	Pharma, Biotech & Life Sciences	443	12,123
SBI Holdings Inc	Diversified Financials	57	18,236
Seiko Epson Corp	Technology Hardware & Equipment	1,643	49,755
Seino Holdings Co Ltd	Transportation	3,000	28,096
Sekisui House Limited	Consumer Durables & Apparel	8,553	126,209
Sony Corporation	Consumer Durables & Apparel	779	41,418
Tokyo Steel Mfg Co Ltd	Materials	3,322	48,201
Toppan Printing Company Ltd	Commercial Services & Supplies	8,154	82,697
Toyo Seikan Kaisha Limited	Materials	2,926	58,218
			1,814,648
Netherlands – 6.6%
Arcelor Mittal	Materials	2,333	124,597
Fugro NV-CVA (a)	Energy	397	21,522
ING Groep NV-CVA	Diversified Financials	1,491	67,918
Koninkijke KPN NV	Telecommunication Services	1,567	26,607
Koninklijke DSM NV	Materials	449	21,420
OCE NV	Technology Hardware & Equipment	1,216	22,896
SNS Reaal (a)	Insurance	4,961	124,390
TNT NV	Transportation	2,603	117,067
Unilever NV-CVA	Food Beverage & Tobacco	890	27,162
Wereldhave NV	Real Estate	70	10,176
			563,755
New Zealand – 0.3%
Kiwi Income Property Trust	Real Estate	10,230	12,299
Vector Ltd	Utilities	7,341	15,565
			27,864
Norway – 2.2%
Fred Olsen Energy ASA (a)	Energy	259	12,771
Orkla ASA (a)	Capital Goods	2,160	34,447
Petroleum Geo – Services (a)	Energy	1,170	32,015
Statoil ASA (a)	Energy	2,915	81,613
Telenor ASA (a)	Telecommunication Services	1,198	22,303
			183,149
Philippines – 0.1%
Globe Telecom Inc	Telecommunication Services	402	10,335
			10,335

Domini EuroPacific Social Equity Trust / Portfolio of Investments (Continued)

April 30, 2007 (unaudited)

Country / Security	Industry	Shares	Value
Singapore – 0.5%
DBS Group Holdings Ltd.	Banks	519	$7,199
Jardine Cycle & Carriage Ltd	Retailing	1,215	10,538
Singapore Telecommunications	Telecommunication Services	6,900	14,978
United Overseas Bank	Banks	720	10,062
			42,777
South Korea – 1.1%
GS Holdings Corp	Energy	596	27,021
Industrial Bank Of Korea	Banks	567	11,352
Korea Zinc Co Ltd	Materials	95	14,397
KT Corp	Telecommunication Services	273	12,259
LG Corp	Capital Goods	494	18,042
Pacific Corp	Household & Personal Products	56	10,503
			93,574
Spain – 0.8%
Acerinox SA	Materials	1,374	32,441
Corporacion Financiera Alba	Diversified Financials	135	10,374
Sacyr Vallehermoso SA	Capital Goods	173	9,035
Telefonica SA	Telecommunication Services	619	13,905
			65,755
Sweden – 4.9%
Boliden AB	Materials	444	11,022
Electrolux AB-Ser B	Consumer Durables & Apparel	1,483	38,505
Eniro AB	Media	3,679	48,983
Husqvarna AB-B Shares	Consumer Durables & Apparel	1,500	27,396
Industrivarden AB-C Shares (a)	Diversified Financials	2,188	47,036
Investor AB-B Shares	Diversified Financials	2,199	58,741
Scania AB-B Shares	Capital Goods	1,000	95,426
Swedbank AB-A Shares	Banks	2,400	92,398
			419,507
Switzerland – 3.5%
Baloise Holding-R	Insurance	137	14,942
Roche Holding AG	Pharma, Biotech & Life Sciences	372	70,111
Swiss Re-reg	Insurance	2,038	191,738
The Swatch Group AG – Reg	Consumer Durables & Apparel	362	21,066
			297,857
Taiwan – 0.2%
China Steel Corp (a)	Materials	8,068	9,127
Pro Mos Technologies Inc (a)	Semiconductors & Semiconductor Equipment	26,400	10,351
			19,478
Turkey – 0.4%
Turkcell Iletisim Hizmet-ADR	Telecommunication Services	2,500	35,350
			35,350
United Kingdom – 18.5%
3i Group PLC	Diversified Financials	5,578	128,144
Arriva PLC	Transportation	700	10,524
Aviva PLC	Insurance	4,200	65,899
Barratt Developments PLC	Consumer Durables & Apparel	1,148	24,716
Bellway PLC	Consumer Durables & Apparel	432	13,010
BT Group PLC	Telecommunication Services	5,235	32,933
Collins Stewart PLC – W/I (a)	Capital Markets	5,570	28,377

Domini EuroPacific Social Equity Trust / Portfolio of Investments (Continued)

April 30, 2007 (unaudited)

Country / Security	Industry	Shares	Value
United Kingdom (continued)
Firstgroup PLC	Transportation	1,446	$18,988
George Wimpey PLC	Consumer Durables & Apparel	6,356	73,638
GlaxoSmithKline PLC	Pharma, Biotech & Life Sciences	1,573	45,374
HBOS PLC	Banks	4,676	100,354
iSoft Group PLC	Health Care Equipment & Services	15,427	12,806
Kelda Group PLC	Utilities	1,280	23,685
Legal & General Group PLC	Insurance	3,284	10,073
Liberty International PLC (a)	Real Estate	1,019	24,436
Man Group PLC	Diversified Financials	6,849	76,694
National Express Group PLC	Transportation	449	10,911
National Grid PLC	Utilities	6,163	96,775
Next PLC	Retailing	2,989	139,430
Resolution PLC	Insurance	915	11,779
Royal Bank Of Scotland Group	Banks	5,473	209,572
Severn Trent PLC	Utilities	3,317	98,116
Smith & Nephew PLC	Health Care Equipment & Services	3,941	49,178
Standard Life PLC	Insurance	11,127	71,883
Taylor Woodrow PLC	Consumer Durables & Apparel	2,853	27,491
The Berkeley Grp Holdings	Consumer Durables & Apparel	568	19,556
Travis Perkins PLC	Capital Goods	259	10,325
Trinity Mirror PLC	Media	1,929	20,535
Whitbread PLC	Consumer Services	321	12,055
William Morrison Supermarkets PLC	Food & Staples Retailing	17,679	107,844
			1,575,101
Total Common Stocks (Cost $8,003,659)			8,391,438
Cash Equivalents – 2.7%
Investors Bank & Trust, dated 4/30/07, 3.51% due 5/1/07, maturity amount $229,557 (collaterized by: U.S. Government Agency Mortgage Securities, Fannie Mae, 786582, 4.648%, 07/01/2034, market value $234,126)		229,535	229,535
Total Cash Equivalents (Cost $229,535)			229,535
Total Investments — 101.3% (Cost $8,233,194) (b)			8,620,973
Other Liabilities, less assets — (1.3%)			(114,528)
Net Assets — 100.0%			$8,506,445

(a)

Non-income producing security.

(b)

The aggregate cost for federal income tax purposes is $8,233,481. The aggregate gross unrealized appreciation is $505,200 and the aggregate gross unrealized depreciation is $117,708, resulting in net unrealized appreciation of $387,492.

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Domini Social Equity Trust
Domini European Social Equity Trust
Domini PacAsia Social Equity Trust
Domini EuroPacific Social Equity Trust

Notes to Portfolio of Investments

APRIL 30, 2007 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Domini Social Trust (formerly Domini Social Index Portfolio) was organized as a trust under the laws of the State of New York on June 7, 1989 and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Domini Social Trust consists of four separate series: Domini Social Equity Trust, Domini European Social Equity Trust, Domini PacAsia Social Equity Trust and Domini EuroPacific Social Equity Trust (each a ‘‘Trust’’ and collectively the ‘‘Trusts’’). The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Trusts. Each Trust seeks to provide its shareholders with long-term total return.

The Domini Social Equity Trust was designated as a series of the Domini Social Trust on June 7, 1989, and began investment operations on June 3, 1991. The Trust invests primarily in stocks of U.S. companies that meet Domini’s social and environmental standards.

The Domini European Social Equity Trust was designated as a series of the Domini Social Trust on August 1, 2005, and commenced investment operations on October 3, 2005. The Trust invests primarily in stocks of European companies that meet Domini’s social and environmental standards.

The Domini PacAsia Social Equity Trust was designated as a series of the Domini Social Trust on August 1, 2006, and commenced investment operations on December 27, 2006. The Trust invests primarily in stocks of Asia-Pacific companies that meet Domini’s social and environmental standards.

The Domini EuroPacific Social Equity Trust was designated as a series of the Domini Social Trust on August 1, 2006, and commenced investment operations on December 27, 2006. The Trust invests primarily in stocks of European and Asia-Pacific companies that meet Domini’s social and environmental standards.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Trusts’ significant accounting policies.

(A) Valuation of Investments. Securities listed or traded on national securities exchanges are valued at the last sale price reported by the security’s primary exchange or, if there have been no sales that day, at the mean of the current bid and ask price which represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the ‘‘NOCP’’). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Trusts’ Board of Trustees.

Securities that are primarily traded on foreign exchanges generally are valued at the closing price of such securities on their respective exchanges, except that if the Trusts’ Manager or Submanager, as applicable, is of the opinion that such price would result in an inappropriate value for a security, including as a result of an occurrence subsequent to the time a value was so established, then the fair value of those securities may be determined by consideration of other factors (including the use of an independent pricing service) by or under the direction of the Board of Trustees or its delegates.

(B) Foreign Currency Translation. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities, and income and expense items denominated in foreign currencies, are translated into U.S. dollar amounts on the respective dates of such transactions. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees.

The Trusts do not separately report the effect of fluctuations in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in fair

18  Notes to Portfolio of Investments

value of assets and liabilities other than investments in securities held at the end of the reporting period, resulting from changes in exchange rates.

(C) Foreign Currency Contracts. When the Trusts purchase or sell foreign securities they may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed-upon exchange rate on a specified date.

(D) Investment Transactions and Investment Income. Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

(E) Federal Taxes. The Trusts will be treated as partnerships for U.S. federal income tax purposes and are therefore not subject to U.S. federal income tax. As such, investors in the Trusts will be taxed on their share of the applicable Trust’s ordinary income and capital gains. It is intended that the Trusts will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

Notes to Portfolio of Investments  19

Each Fund’s Portfolio of Investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Funds’ shareholders. For more information regarding the Funds and their holdings, please see the Funds’ most recent Prospectus and Annual Report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Within 90 days prior to the filing of this report on Form N-Q, Amy L.
Domini, the registrant's President and Principal Executive Officer, and Carole
M. Laible, the registrant's Treasurer and Principal Financial Officer, reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c)
of the Investment Company Act of 1940) and evaluated their effectiveness. Based on their evaluation, Ms. Domini and Ms. Laible determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods required by the Securities and
Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940)
that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications required by Rule 30a-2(a) under the Investment Company
Act of 1940 for each principal executive officer and principal financial officer of the registrant are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DOMINI SOCIAL TRUST

By: /s/ Amy L. Domini
    ---------------------------------------
    Amy L. Domini
    President

Date: June 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Amy L. Domini
    ---------------------------------------
    Amy L. Domini
    President (Principal Executive Officer)

Date: June 25, 2007

By: /s/ Carole M. Laible
    ---------------------------------------
    Carole M. Laible
    Treasurer (Principal Financial Officer)

Date: June 25, 2007